UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Clovis Capital Management, L.P.
Address: 640 Fifth Avenue
         14th Floor
         New York, NY  10019

13F File Number:  028-10654

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Farrell
Title:     Chief Compliance Officer
Phone:     212-332-1911

Signature, Place, and Date of Signing:

 /s/      Mark Farrell     New York, NY     May 10, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    42

Form 13F Information Table Value Total:    $320,899 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APOLLO COML REAL EST FIN INC   COM              03762U105      528    30000 SH       SOLE                    30000        0        0
ARES CAP CORP                  COM              04010L103     1358    75000 SH       SOLE                    75000        0        0
ATLAS ENERGY LP                COM UNITS LP     04930A104      656    14900 SH       SOLE                    14900        0        0
ATLAS RESOURCE PARTNERS LP     COM UNT LTD PR   04941A101      242    10000 SH       SOLE                    10000        0        0
BOARDWALK PIPELINE PARTNERS    UT LTD PARTNER   096627104      513    17500 SH       SOLE                    17500        0        0
CBRE GROUP INC                 CL A             12504L109     7171   284000 SH       SOLE                   284000        0        0
CLEAN HARBORS INC              COM              184496107     8591   147889 SH       SOLE                   147889        0        0
COLONY FINL INC                COM              19624R106    30803  1387500 SH       SOLE                  1387500        0        0
DIGITALGLOBE INC               COM NEW          25389M877    28910  1000000 SH       SOLE                  1000000        0        0
EL PASO PIPELINE PARTNERS L    COM UNIT LPI     283702108      439    10000 SH       SOLE                    10000        0        0
ENERGY TRANSFER EQUITY L P     COM UT LTD PTN   29273V100      292     5000 SH       SOLE                     5000        0        0
GAMESTOP CORP NEW              CL A             36467W109     4475   160000 SH       SOLE                   160000        0        0
GAMESTOP CORP NEW              CL A             36467W109     2797   100000 SH  CALL SOLE                   100000        0        0
GAMESTOP CORP NEW              CL A             36467W109     8391   300000 SH  PUT  SOLE                   300000        0        0
HARRIS TEETER SUPERMARKETS I   COM              414585109     8375   196100 SH       SOLE                   196100        0        0
HERTZ GLOBAL HOLDINGS INC      COM              42805T105    19478   875000 SH       SOLE                   875000        0        0
INTERCONTINENTALEXCHANGE INC   COM              45865V100     9377    57500 SH       SOLE                    57500        0        0
ISHARES TR                     DJ US REAL EST   464287739    41688   600000 SH  PUT  SOLE                   600000        0        0
ISHARES TR                     HIGH YLD CORP    464288513      551     5836 SH       SOLE                     5836        0        0
ISHARES TR                     RUSSELL 2000     464287655    28329   300000 SH  PUT  SOLE                   300000        0        0
ISHARES TR                     RUSSELL 2000     464287655       25      265 SH       SOLE                      265        0        0
KINDER MORGAN INC DEL          *W EXP 05/25/201 49456B119     9291  1807500 SH  CALL SOLE                  1807500        0        0
LEGACY RESERVES LP             UNIT LP INT      524707304     1022    37000 SH       SOLE                    37000        0        0
LINN ENERGY LLC                UNIT LTD LIAB    536020100     1139    30000 SH       SOLE                    30000        0        0
LRR ENERGY LP                  COM              50214A104      250    14200 SH       SOLE                    14200        0        0
MEMORIAL PRODTN PARTNERS LP    COM U REP LTD    586048100      892    45000 SH       SOLE                    45000        0        0
NEW MTN FIN CORP               COM              647551100     1023    70000 SH       SOLE                    70000        0        0
NEW YORK CMNTY BANCORP INC     COM              649445103     3631   253000 SH       SOLE                   253000        0        0
NICE SYS LTD                   SPONSORED ADR    653656108    14983   406811 SH       SOLE                   406811        0        0
NUVEEN FLOATING RATE INCOME    COM              67072T108      187    14228 SH       SOLE                    14228        0        0
OAKTREE CAP GROUP LLC          UNIT 99/99/9999  674001201      510    10000 SH       SOLE                    10000        0        0
PENNANTPARK INVT CORP          COM              708062104      542    48000 SH       SOLE                    48000        0        0
SAFEWAY INC                    COM NEW          786514208    27272  1035000 SH       SOLE                  1035000        0        0
SAFEWAY INC                    COM NEW          786514208    13175   500000 SH  CALL SOLE                   500000        0        0
SNAP ON INC                    COM              833034101     6244    75500 SH       SOLE                    75500        0        0
SUPERVALU INC                  COM              868536103     6229  1236000 SH       SOLE                  1236000        0        0
SUSSER PETE PARTNERS LP        COM U REP LP     869239103      949    29200 SH       SOLE                    29200        0        0
THL CR INC                     COM              872438106      824    55000 SH       SOLE                    55000        0        0
VANGUARD NATURAL RESOURCES L   COM UNIT         92205F106     1066    37500 SH       SOLE                    37500        0        0
VERINT SYS INC                 COM              92343X100    11696   320000 SH       SOLE                   320000        0        0
W P CAREY INC                  COM              92936U109    16945   251414 SH       SOLE                   251414        0        0
ZAZA ENERGY CORP               COM              98919T100       40    22000 SH       SOLE                    22000        0        0